CIK 0000310965

This submission is being made solely to document that filings related to CIK 0000310965 can now be found under the separate account’s new CIK number:

CIK: 0000205147

CG Group Tax Deferred Annuity II: Contract ID C000219473

1933 Act Number: 333-252039